Segment Information (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 18, 2013	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenue	$ 512,279	$ 616,494	$ 689,355
Loss on derivatives	(260)	(196)	(165)
Interest income	2,299	2,717	4,120
Interest expense and finance cost, net	(110,805)	(106,196)	(107,181)
Depreciation and amortization	(98,124)	(108,206)	(107,395)
Equity in net earnings of affiliated companies	19,344	48,228	35,246
Net (loss)/income attributable to Navios Holdings' common stockholders	(109,063)	175,485	40,811
Total assets	2,919,613	2,941,462	2,913,824
Goodwill	160,336	160,336	160,336
Capital expenditures	(145,934)	(57,690)	(193,956)
Investment in affiliates	335,303	197,291	117,088
Cash and cash equivalents	187,831	257,868	171,096		207,410
Restricted cash	2,041	24,704	6,399
Long term debt (including current and noncurrent portion)	1,511,249	1,358,212	1,453,557	10,000
Drybulk Vessel Operations
Segment Reporting Information [Line Items]
Revenue	275,195	369,461	429,538
Loss on derivatives	(260)	(196)	(165)
Interest income	2,080	2,329	2,899
Interest expense and finance cost, net	(85,657)	(86,139)	(81,379)
Depreciation and amortization	(74,770)	(81,267)	(76,734)
Equity in net earnings of affiliated companies	19,344	48,228	35,246
Net (loss)/income attributable to Navios Holdings' common stockholders	(115,264)	175,388	77,717
Total assets	2,393,364	2,490,929	2,478,400
Goodwill	56,240	56,240	56,240
Capital expenditures	(86,538)	(40,024)	(115,830)
Investment in affiliates	335,303	197,291	117,088
Cash and cash equivalents	101,263	212,330	130,567
Restricted cash	2,041	24,704	6,399
Long term debt (including current and noncurrent portion)	1,217,565	1,157,614	1,252,889
Logistics Business
Segment Reporting Information [Line Items]
Revenue	237,084	247,033	234,687
Loss on derivatives	0	0	0
Interest income	219	388	843
Interest expense and finance cost, net	(25,148)	(20,057)	(17,074)
Depreciation and amortization	(23,354)	(26,939)	(22,616)
Equity in net earnings of affiliated companies	0	0	0
Net (loss)/income attributable to Navios Holdings' common stockholders	6,201	97	(125)
Total assets	526,249	450,533	435,424
Goodwill	104,096	104,096	104,096
Capital expenditures	(59,396)	(17,666)	(70,598)
Investment in affiliates	0	0	0
Cash and cash equivalents	86,568	45,538	40,529
Restricted cash	0	0	0
Long term debt (including current and noncurrent portion)	293,684	200,598	200,668
Tanker Vessel Operations
Segment Reporting Information [Line Items]
Revenue			25,130
Loss on derivatives			0
Interest income			378
Interest expense and finance cost, net			(8,728)
Depreciation and amortization			(8,045)
Equity in net earnings of affiliated companies			0
Net (loss)/income attributable to Navios Holdings' common stockholders			(36,781)
Total assets			0
Goodwill			0
Capital expenditures			(7,528)
Investment in affiliates			0
Cash and cash equivalents			0
Restricted cash			0
Long term debt (including current and noncurrent portion)			$ 0